Debt and Interest Expense - Additional Information (Details) - USD ($)					12 Months Ended
		Feb. 15, 2019	Dec. 19, 2018	Feb. 16, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2019	Aug. 31, 2018	Mar. 31, 2018	Jun. 30, 2017	Feb. 25, 2014
Debt Instrument [Line Items]
APCWH Note Payable	[1],[2]				$ 427,493,000	$ 98,966,000
Long-term debt	[1]				4,787,381,000	3,464,712,000
Gain (loss) on interest-rate swaps	[1]				(7,972,000)	$ 0	$ 0
Interest-Rate Swap [Member]
Debt Instrument [Line Items]
Gain (loss) on interest-rate swaps					(7,972,000)
Interest-Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Debt Instrument [Line Items]
Interest-rate swap, collateral posted if credit risk related provision triggered					2,700,000
Interest-rate swap, aggregate fair value of swaps with credit risk related features for which a net liability position existed					5,700,000
Interest-Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Debt Instrument [Line Items]
Interest-rate swap, liability fair value					$ 8,000,000
WES RCF [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Facility, maximum borrowing capacity				$ 1,500,000,000.0								$ 1,200,000,000.0
Facility, expandable maximum borrowing capacity				$ 2,000,000,000
Facility, expiration date				Feb. 15, 2023
Facility, fee rate					0.20%	0.20%
Facility, outstanding borrowings					$ 220,000,000
Facility, outstanding letters of credit					4,600,000
Facility, available borrowing capacity					$ 1,300,000,000
Facility, interest rate at period end					3.74%	2.87%
Long-term debt					$ 220,000,000	$ 370,000,000
WES RCF [Member] | Revolving Credit Facility [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Facility, maximum borrowing capacity								$ 2,000,000,000.0
Facility, accordion feature amount								$ 500,000,000.0
WES RCF [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Facility, expiration date		Feb. 15, 2024
WES RCF [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, fee rate					0.125%
WES RCF [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, fee rate					0.25%
WES RCF [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					1.00%
WES RCF [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					1.00%
WES RCF [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					1.50%
WES RCF [Member] | Revolving Credit Facility [Member] | Percentage Above Federal Funds Effective Rate [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					0.50%
WES RCF [Member] | Revolving Credit Facility [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					0.00%
WES RCF [Member] | Revolving Credit Facility [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added					0.50%
364-Day Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Facility, maximum borrowing capacity			$ 2,000,000,000.0
Facility, fee rate			0.175%
364-Day Facility [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Facility, applicable margin added			1.00%
364-Day Facility [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added			1.00%
364-Day Facility [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added			1.625%
364-Day Facility [Member] | Revolving Credit Facility [Member] | Percentage Above Federal Funds Effective Rate [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Facility, applicable margin added			0.50%
364-Day Facility [Member] | Revolving Credit Facility [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added			0.00%
364-Day Facility [Member] | Revolving Credit Facility [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility, applicable margin added			0.625%
APCWH Note Payable [Member]
Debt Instrument [Line Items]
Interest rate					3.04%	2.09%
Long-term debt					$ 427,493,000	$ 98,966,000
APCWH Note Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
APCWH Note Payable											$ 500,000,000
Senior Notes [Member] | 4.750% Senior Notes due 2028 [Member]
Debt Instrument [Line Items]
Interest rate					4.75%
Senior note, offering percent									99.818%
Senior note, effective interest rate									4.885%
Long-term debt					$ 395,841,000	0
Senior Notes [Member] | 5.500% Senior Notes due 2048 [Member]
Debt Instrument [Line Items]
Interest rate					5.50%
Senior note, offering percent									98.912%
Senior note, effective interest rate									5.652%
Long-term debt					$ 342,328,000	0
Senior Notes [Member] | 4.500% Senior Notes due 2028 [Member]
Debt Instrument [Line Items]
Interest rate					4.50%
Senior note, offering percent										99.435%
Senior note, effective interest rate										4.682%
Long-term debt					$ 394,631,000	0
Senior Notes [Member] | 5.300% Senior Notes due 2048 [Member]
Debt Instrument [Line Items]
Interest rate					5.30%
Senior note, offering percent										99.169%
Senior note, effective interest rate										5.431%
Long-term debt					$ 686,648,000	$ 0

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	See Note 6 and Note 15.